Exhibit 99.1

GM Financial Automobile Leasing Trust 2016-2

2.70% Exchange Note

Class A-1 0.64000% Asset Backed Notes

Class A-2A 1.28% Asset Backed Notes

Class A-2B Floating Asset Backed Notes

Class A-3 1.62% Asset Backed Notes

Class A-4 1.76% Asset Backed Notes

Class B 2.08% Asset Backed Notes

Class C 2.58% Asset Backed Notes

Class D 2.69% Asset Backed Notes

Servicer’s Certificate

Beginning of Period:	09/01/18
End of Period:	09/30/18
Number of days in Interest Period (Actual/360):	32
Number of days in Collection Period:	30
Report Due Date:	10/18/18
Distribution Date:	10/22/18
Transaction Month:	29

2016-2				Original Agg.
Designated Pool	Units	Start Date	Closing Date	Securitization Value
	48,908	04/01/2016	05/18/2016	$1,198,070,363

Total	48,908			$1,198,070,363

RECONCILIATION OF 2016-2 DESIGNATED POOL AGGREGATE SECURITIZATION VALUE

{1} Beginning of period Aggregate Securitization Value					{1}	$412,598,246

{2} Reduction in Agg. Securitization Value due to payments				{2}	5,627,545
{3} Reduction in Agg. Securitization Value due to Defaulted Leases				{3}	588,422
{4} Reduction in Agg. Securitization Value due to early terminations, dealer buyouts, cancellations, repurchases				{4}	26,767,416
{5} Other adjustments				{5}	0
{6} Total change in Agg. Securitization Value					{6}	32,983,383

{7} End of period Aggregate Securitization Value					{7}	$379,614,863

{8} Pool Factor					{8}	31.685523%

RECONCILIATION OF 2016-2 EXCHANGE NOTE
{9} Original Exchange Note Balance					{9}	$1,173,000,000

{10} Beginning of period Exchange Note Balance					{10}	$387,527,883

{11} Exchange Note Principal Payment Amount					{11}	32,983,383

{12} End of period Exchange Note Balance					{12}	$354,544,500

{13} Note Pool Factor					{13}	30.225448%

RECONCILIATION OF THE ASSET BACKED NOTES

		Class A-1	Class A-2A	Class A-2B	Class A-3	Class A-4
{14} Original Note Balance	{14}	$138,000,000	$220,000,000	$160,000,000	$375,620,000	$90,000,000

{15} Beginning of period Note Balance	{15}	$0	$0	$0	$72,205,682	$90,000,000

{16} Noteholders’ Principal Distributable Amount	{16}	0	0	0	32,983,383	0
{17} Noteholders’ Accelerated Principal Amount	{17}	0	0	0	0	0
{18} Aggregate Principal Parity Amount	{18}	0	0	0	0	0
{19} Matured Principal Shortfall	{19}	0	0	0	0	0

{20} End of period Note Balance	{20}	$0	$0	$0	$39,222,299	$90,000,000

{21} Note Pool Factor	{21}	0.000000%	0.000000%	0.000000%	10.442016%	100.000000%

		Class B	Class C	Class D		TOTAL
{22} Original Note Balance	{22}	$46,120,000	$42,530,000	$32,950,000		$1,105,220,000

{23} Beginning of period Note Balance	{23}	$46,120,000	$42,530,000	$32,950,000		$283,805,682

{24} Noteholders’ Principal Distributable Amount	{24}	0	0	0		32,983,383
{25} Noteholders’ Accelerated Principal Amount	{25}	0	0	0		0
{26} Aggregate Principal Parity Amount	{26}	0	0	0		0
{27} Matured Principal Shortfall	{27}	0	0	0		0

{28} End of period Note Balance	{28}	$46,120,000	$42,530,000	$32,950,000		$250,822,299

{29} Note Pool Factor	{29}	100.000000%	100.000000%	100.000000%		22.694332%

EXCHANGE NOTE MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Principal payment calculation:
{30} Beginning of period Designated Pool Balance	{30}	$412,598,246

{31} Ending Designated Pool Balance	{31}	379,614,863
{32} Unpaid prior Exchange Note Principal Payment Amount	{32}	0
{33} Sum of {31} + {32}	{33}	379,614,863

{34} Exchange Note Principal Payment Amount {30} - {33}	{34}	$32,983,383

Interest calculation:

Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{35}	$387,527,883	$0	2.70%	30	30/360	$871,938

RECONCILIATION OF EXCHANGE NOTE COLLECTION ACCOUNT

Additions:
{36} 2016-2 Designated Pool Collections (net of Liquidation Proceeds and fees)	{36}	$7,053,924
{37} Net Liquidation Proceeds collected during period	{37}	36,209,244
{38} Investment Earnings	{38}	74,773
{39} Investment Earnings - transferred to Indenture Note Collection Account	{39}	(74,773)
{40} Deposit from Servicer	{40}	0

{41} Total Additions:	{41}	43,263,168

Distributions:
{42} To the Servicer, Designated Pool Servicing Fee	{42}	343,832
{43} To the 2016-2 Exchange Noteholder, the Exchange Note Interest Payment Amount	{43}	871,938
{44} To the 2016-2 Exchange Noteholder, the Exchange Note Principal Payment Amount	{44}	32,983,383
{45} To the 2016-2 Exchange Noteholder, any funds available to pay obligations pursuant to Indenture Section 8.3 (a)(i) through (xvii)	{45}	0
{46} To the Lending Facility Pool, all remaining funds to be applied as Collections on Residual Pool	{46}	9,064,015

{47} Total Distributions:	{47}	$43,263,168

NOTEHOLDERS’ MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Noteholders’ Principal Distributable calculation:
{48} Beginning Agg. Securitization Value	{48}	$412,598,246
{49} Ending Agg. Securitization Value	{49}	379,614,863
{50} Total change in Agg. Securitization Value {48} - {49}	{50}	32,983,383

{51} Indenture Section 5.4 collections following acceleration of the Notes	{51}	0

{52} Principal Distributable Amount {50} + {51}	{52}	32,983,383

{53} Noteholders’ Principal Carryover Amount	{53}	0

{54} Noteholders’ Principal Distributable Amount {52} + {53}	{54}	$32,983,383

Noteholders’ Interest Distributable calculation:

Class	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{55}	Class A-1	$0	$0	0.64000%	32	Actual/360	$0
{56}	Class A-2A	$0	0	1.28%	30	30/360	0
{57}	Class A-2B	$0	0	2.66525%	32	Actual/360	0
{58}	Class A-3	$72,205,682	0	1.62%	30	30/360	97,478
{59}	Class A-4	$90,000,000	0	1.76%	30	30/360	132,000
{60}	Class B	$46,120,000	0	2.08%	30	30/360	79,942
{61}	Class C	$42,530,000	0	2.58%	30	30/360	91,440
{62}	Class D	$32,950,000	0	2.69%	30	30/360	73,863

RECONCILIATION OF INDENTURE COLLECTION ACCOUNT

Available Funds:
{63} 2016-2 Exchange Note Collections	{63}	$33,855,321
{64} Investment Earnings	{64}	0
{65} Investment Earnings - transferred from Exchange Note Collection Account	{65}	74,773
{66} Investment Earnings - and amounts released from Reserve Account	{66}	9,403
{67} Optional Purchase Price	{67}	0
{68} Indenture Section 5.4 disposition of Collateral	{68}	0
{69} Reserve Account Withdrawal Amount	{69}	0

{70} Total Available Funds:	{70}	33,939,497

Distributions:
{71} To the Successor Servicer, unpaid transition expenses, pro rata	{71}	0
{72} To the Indenture Trustee, any accrued and unpaid fees & expenses, pro rata	{72}	417
{73} To the Issuer Owner Trustee, any accrued and unpaid fees & expenses, pro rata	{73}	208
{74} To the Asset Representations Reviewer, any accrued and unpaid fees & expenses, pro rata	{74}	0
{75} Class A-1 Noteholders’ Interest Distributable Amount pari passu	{75}	0
{76} Class A-2A Noteholders’ Interest Distributable Amount pari passu	{76}	0
{77} Class A-2B Noteholders’ Interest Distributable Amount pari passu	{77}	0
{78} Class A-3 Noteholders’ Interest Distributable Amount pari passu	{78}	97,478
{79} Class A-4 Noteholders’ Interest Distributable Amount pari passu	{79}	132,000
{80} Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{80}	0
{81} Class B Noteholders’ Interest Distributable Amount	{81}	79,942
{82} Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{82}	0
{83} Class C Noteholders’ Interest Distributable Amount	{83}	91,440
{84} Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{84}	0
{85} Class D Noteholders’ Interest Distributable Amount	{85}	73,863
{86} Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{86}	0
{87} Noteholders’ Principal Distributable Amount	{87}	32,983,383
{88} To the Reserve Account, the Reserve Amount Required Amount	{88}	0
{89} To the Noteholders, the Accelerated Principal Amount (as calculated below)	{89}	0
{90} To the Successor Servicer, any amounts in excess of the caps set forth, pro rata	{90}	0
{91} To the Indenture Trustee, any amounts in excess of the caps set forth, pro rata	{91}	0
{92} To the Asset Representations Reviewer, any amounts in excess of the caps set forth, pro rata	{92}	0
{93} To the Issuer Owner Trustee, any amounts in excess of the caps set forth, pro rata	{93}	0
{94} To the Issuer Trust Certificateholders, the aggregate amount remaining	{94}	480,766

{95} Total Distributions:	{95}	$33,939,497

PRINCIPAL PARITY AMOUNT CALCULATION

		(X)	(Y)	(I)	(II)
	Class	Cumulative Note Balance	Aggregate Securitization Value	Excess of (X) - (Y)	Total Available Funds in Indenture Collection Account			Lesser of (I) or (II)
{96}	Class A	$162,205,682	$379,614,863	$0	$		33,709,394	$0
{97}	Class B	208,325,682	379,614,863	0			33,629,452	0
{98}	Class C	250,855,682	379,614,863	0			33,538,012	0
{99}	Class D	283,805,682	379,614,863	0			33,464,149	0

	ACCELERATED PRINCIPAL AMOUNT CALCULATION

	{100} Excess Total Available Funds							{100}	$480,766

	{101} Beginning Note Balance					{101}	283,805,682
	{102} Principal payments through Indenture Section 8.3 (i) through (xvii)					{102}	32,983,383
	{103} Pro-Forma Note Balance						{103}	250,822,299

	{104} Ending Aggregate Securitization Value					{104}	379,614,863
	{105} 10.75% of Aggregate Securitization Value as of Cutoff Date ($128,792,564)					{105}	128,792,564
	{106} Required Pro Forma Note Balance {104} - {105}						{106}	250,822,299

	{107} Excess of Pro Forma Balance minus Required Pro Forma Balance {103} - {106}							{107}	0

	{108} Lesser of Excess Total Available Funds and Excess of Pro Forma Note Balance								{108}	$0

	OVERCOLLATERALIZATION CALCULATIONS

	Exchange Note:
	{109} Ending Aggregate Securitization Value							{109}	$379,614,863
	{110} End of Period Note Balance							{110}	354,544,500
	{111} Overcollateralization							{111}	25,070,363
	{112} Overcollateralization %								{112}	6.60%

	Asset Backed Notes:
	{113} Ending Aggregate Securitization Value							{113}	379,614,863
	{114} End of Period Note Balance							{114}	250,822,299
	{115} Overcollateralization							{115}	128,792,564
	{116} Overcollateralization %								{116}	33.93%

	RECONCILIATION OF 2016-2 Cash RESERVE ACCOUNT
	{117} Specified Reserve Balance								{117}	$5,990,352

	{118} Beginning of Period Reserve Account balance								{118}	$5,990,352
	{119} Investment Earnings							{119}	9,403
	{120} From the Indenture Collection Account, the Reserve Account Required Amount							{120}	0
	{121} To the Indenture Collection Account, the Reserve Account Withdrawal Amount							{121}	0
	{122} Total Reserve balance available:								{122}	5,999,755

	{123} Specified Reserve Balance								{123}	5,990,352

	{124} Release Excess Cash to Indenture Collection Available Funds								{124}	9,403

	{125} End of period Reserve Account balance								{125}	$5,990,352

	ASSET REPRESENTATIONS REVIEW DELINQUENCY TRIGGER
									Dollars	Percentage
	{126} Receivables with Scheduled Payment delinquent 61 days or more							{126}	$1,698,557	0.45%
	{127} Compliance (Trigger Violation is a Delinquency Rate Greater Than 2.90%)							{127}		Yes

	EVENTS OF DEFAULT AND ACCELERATION OF MATURITY OF NOTE

	{128} With respect to the Program Documents, I, Randal L. Willis, do hereby certify that no Event of Default has occurred.								{128}	Yes
	{129} With respect to the Program Documents, I,Randal L. Willis, do hereby certify that an Acceleration of Maturity has not occurred.								{129}	Yes

By:	/s/ Randal L. Willis
Name:	Randal L. Willis
Title:	Senior Vice President, Securitization & Conduit Reporting- Treasury
Date:	October 17, 2018

GM Financial

GMALT 2016-2

Supplemental Monthly Data

September 30, 2018

	Aggregate Securitization Value	Residual Value
Beginning of Period	$412,598,246	$376,180,098
Change	(32,983,383)	(26,410,837)

End of Period	$379,614,863	$349,769,261
Residual Value as % of Agg. Securitization Value		92.14%

Delinquency

	Number of Leases	Agg. Securitization Value	Percentage(1)
Leases with scheduled payment delinquent
0 - 30 days	19,808	373,181,932	98.31%
31 - 60 days	255	4,734,374	1.25%
61 - 90 days	49	873,067	0.23%
91 - 120 days	46	825,490	0.22%

Total	20,158	379,614,863	100.00%

Lease Terminations

	Current Period		Cumulative
	Number of Leases	Agg. Securitization Value	Number of Leases	Agg. Securitization Value
Retained vehicles by lessee
Early terminations	343	7,597,368	4,970	126,506,389
Standard terminations	133	2,723,474	1,123	20,364,571

Total retained by lessee	476	10,320,842	6,093	146,870,960
Returned Vehicles
Early terminations	706	11,488,260	12,564	209,508,719
Standard terminations	301	4,958,313	8,130	131,401,731

Total returned to dealer	1,007	16,446,573	20,694	340,910,450
Charged off leases / Repossessed vehicles	35	588,422	1,960	39,252,056
Repurchases	0	0	3	61,436
Other	0	0	0	0

Total terminations	1,518	27,355,837	28,750	527,094,902

Net Credit (Gain) Loss

	Current Period	Cumulative
Agg. Securitized Value of early term defaults	588,422	39,252,056
less: Sales proceeds	726,961	34,384,256
less: Excess wear and excess mileage received	0	144
less: Other amounts received	24,539	2,126,715

Net Credit (Gain) Loss	(163,078)	2,740,941

Residual (Gain) Loss on Returned Vehicles
Agg. Securitized Value of returned vehicles sold by Servicer	16,234,654	337,667,456
add: Reimbursement of outstanding residual advance	N/A	N/A
less: Sales proceeds	22,745,666	368,233,059
less: Excess wear and excess mileage received	57,399	681,060
less: Other recovery amounts	132,239	3,053,129

Residual (Gain) Loss	(6,700,650)	(34,299,792)

	Current Period	Prev. Month
Prepay Speed	1.1655%	1.5174%

Return Rate based on Scheduled to Terminate(2)	76.5779%	113.9010%

Return Rate based on Terminated Leases(3)	66.3373%	73.0769%

(1)	Percentages may not add to 100% due to rounding.
(2)	Percentage of total number of vehicles returned to dealer over number of vehicles scheduled to terminate per month.
(3)	Percentage of total number of vehicles returned to dealer over number of vehicles terminated per month.